Schedule of Investments (unaudited)	iShares® JPX-Nikkei 400 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Yamato Holdings Co. Ltd.	6,400	$181,850

Airlines — 0.6%
ANA Holdings Inc.(a)	12,000	282,025
Japan Airlines Co. Ltd.(a)	10,400	225,194
		507,219
Auto Components — 3.0%
Aisin Corp.	3,200	137,208
Bridgestone Corp.	12,800	581,790
Denso Corp.	10,400	709,191
Koito Manufacturing Co. Ltd.	2,500	155,557
NGK Spark Plug Co. Ltd.	3,200	47,573
Nifco Inc./Japan	1,600	60,511
Stanley Electric Co. Ltd.	3,200	92,452
Sumitomo Electric Industries Ltd.	16,000	236,319
Sumitomo Rubber Industries Ltd.	4,000	55,300
Toyo Tire Corp.	2,400	50,820
Toyoda Gosei Co. Ltd.	1,600	39,463
Toyota Boshoku Corp.	1,600	33,210
Toyota Industries Corp.	4,000	345,901
TS Tech Co. Ltd.	1,600	24,774
Yokohama Rubber Co. Ltd. (The)	2,400	51,547
		2,621,616
Automobiles — 4.3%
Honda Motor Co. Ltd.	36,800	1,183,607
Isuzu Motors Ltd.	12,000	159,236
Mazda Motor Corp.(a)	14,400	135,857
Subaru Corp.	13,600	269,545
Suzuki Motor Corp.	9,600	406,844
Toyota Motor Corp.	16,084	1,405,967
Yamaha Motor Co. Ltd.	6,700	181,987
		3,743,043
Banks — 5.2%
Aozora Bank Ltd.	2,400	53,800
Chiba Bank Ltd. (The)	15,200	91,869
Concordia Financial Group Ltd.	28,000	102,894
Fukuoka Financial Group Inc.	4,000	70,057
Mebuki Financial Group Inc.	24,000	50,748
Mitsubishi UFJ Financial Group Inc.	293,600	1,581,405
Mizuho Financial Group Inc.	62,050	889,331
Resona Holdings Inc.	51,200	197,409
Seven Bank Ltd.	15,200	32,314
Shinsei Bank Ltd.	4,000	52,600
Sumitomo Mitsui Financial Group Inc.	32,000	1,103,103
Sumitomo Mitsui Trust Holdings Inc.	8,804	280,849
		4,506,379
Beverages — 1.3%
Asahi Group Holdings Ltd.	10,400	486,083
Ito En Ltd.	1,600	94,960
Kirin Holdings Co. Ltd.	20,000	390,316
Suntory Beverage & Food Ltd.	3,200	120,615
		1,091,974
Building Products — 1.8%
AGC Inc.	4,000	167,562
Aica Kogyo Co. Ltd.	1,600	56,226
Daikin Industries Ltd.	5,900	1,099,463
Nichias Corp.	1,600	40,329
Sanwa Holdings Corp.	4,000	49,195
Security	Shares	Value

Building Products (continued)
TOTO Ltd.	3,200	$165,803
		1,578,578
Capital Markets — 1.1%
Daiwa Securities Group Inc.	34,400	188,979
Japan Exchange Group Inc.	12,800	285,132
Nomura Holdings Inc.	70,400	358,300
SBI Holdings Inc.	5,600	132,276
		964,687
Chemicals — 5.1%
Air Water Inc.	4,800	73,940
Asahi Kasei Corp.	30,400	334,132
Daicel Corp.	5,600	46,077
Denka Co. Ltd.	1,600	53,186
DIC Corp.	1,600	40,471
JSR Corp.	4,800	145,810
Kansai Paint Co. Ltd.	4,800	122,525
KH Neochem Co. Ltd.	800	18,585
Kuraray Co. Ltd.	7,200	69,183
Mitsubishi Chemical Holdings Corp.	30,400	255,786
Mitsubishi Gas Chemical Co. Inc.	4,800	101,711
Mitsui Chemicals Inc.	4,000	138,271
Nippon Paint Holdings Co. Ltd.	19,000	257,034
Nippon Sanso Holdings Corp.	4,000	82,112
Nissan Chemical Corp.	2,400	117,312
Nitto Denko Corp.	3,200	238,305
NOF Corp.	1,600	83,420
Shin-Etsu Chemical Co. Ltd.	8,400	1,404,989
Showa Denko KK	3,200	95,104
Sumitomo Chemical Co. Ltd.	38,400	204,091
Teijin Ltd.	4,000	61,067
Tokai Carbon Co. Ltd.	4,800	66,198
Tokuyama Corp.	1,600	32,594
Toray Industries Inc.	32,800	218,644
Tosoh Corp.	7,200	124,148
Ube Industries Ltd.	2,400	48,770
		4,433,465
Commercial Services & Supplies — 0.5%
Park24 Co. Ltd.(a)	2,400	43,540
Pilot Corp.	800	27,147
Secom Co. Ltd.	4,000	304,882
Sohgo Security Services Co. Ltd.	1,600	72,898
		448,467
Construction & Engineering — 1.1%
COMSYS Holdings Corp.	2,400	66,480
Hazama Ando Corp.	4,000	29,447
Kajima Corp.	10,400	131,974
Kumagai Gumi Co. Ltd.	800	20,190
Kyowa Exeo Corp.	2,400	59,075
Kyudenko Corp.	800	25,747
Maeda Corp.	3,200	27,760
Nippo Corp.	1,600	45,638
Nishimatsu Construction Co. Ltd.	900	28,060
Obayashi Corp.	14,400	114,808
Penta-Ocean Construction Co. Ltd.	6,400	44,596
Shimizu Corp.	13,600	104,516
Sumitomo Mitsui Construction Co. Ltd.	3,220	13,688
Taisei Corp.	4,800	157,538
Toda Corp.	5,600	38,638

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Tokyu Construction Co. Ltd.	1,600	$11,345
		919,500
Construction Materials — 0.1%
Taiheiyo Cement Corp.	3,200	70,341

Consumer Finance — 0.1%
Acom Co. Ltd.	8,800	38,398
AEON Financial Service Co. Ltd.	2,400	28,324
Orient Corp.	12,000	15,804
		82,526
Distributors — 0.0%
Paltac Corp.	800	41,522

Diversified Financial Services — 0.8%
Financial Products Group Co. Ltd.	1,600	10,673
Fuyo General Lease Co. Ltd.	800	50,585
Mitsubishi HC Capital Inc.	10,400	55,770
ORIX Corp.	28,000	473,244
Tokyo Century Corp.	800	43,011
Zenkoku Hosho Co. Ltd.	1,600	68,643
		701,926
Diversified Telecommunication Services — 1.5%
Nippon Telegraph & Telephone Corp.	49,600	1,296,801

Electric Utilities — 0.7%
Chubu Electric Power Co. Inc.	14,400	176,179
Chugoku Electric Power Co. Inc. (The)	6,400	58,400
Hokkaido Electric Power Co. Inc.	4,000	18,132
Kansai Electric Power Co. Inc. (The)	17,600	167,936
Kyushu Electric Power Co. Inc.	10,400	80,090
Tohoku Electric Power Co. Inc.	11,200	87,813
		588,550
Electrical Equipment — 2.5%
Fuji Electric Co. Ltd.	2,400	112,025
Furukawa Electric Co. Ltd.	1,600	39,897
Mitsubishi Electric Corp.	46,400	673,599
Nidec Corp.	11,200	1,287,890
		2,113,411
Electronic Equipment, Instruments & Components — 5.1%
Alps Alpine Co. Ltd.	4,000	42,332
Anritsu Corp.	2,400	44,705
Azbil Corp.	3,200	132,598
Daiwabo Holdings Co. Ltd.	2,000	34,327
Hamamatsu Photonics KK	3,200	192,765
Horiba Ltd.	800	51,920
Keyence Corp.	2,744	1,381,942
Kyocera Corp.	7,200	444,819
Murata Manufacturing Co. Ltd.	13,600	1,035,978
Omron Corp.	4,000	316,707
Shimadzu Corp.	5,600	216,388
Taiyo Yuden Co. Ltd.	2,400	118,417
TDK Corp.	2,400	290,531
Yokogawa Electric Corp.	4,800	71,786
		4,375,215
Entertainment — 2.2%
Akatsuki Inc.	200	6,401
Capcom Co. Ltd.	4,000	116,914
Daiichikosho Co. Ltd.	800	30,729
GungHo Online Entertainment Inc.	890	17,676
Koei Tecmo Holdings Co. Ltd.	1,040	50,562
Security	Shares	Value

Entertainment (continued)
Konami Holdings Corp.	1,600	$95,824
Nexon Co. Ltd.	11,200	249,251
Nintendo Co. Ltd.	1,900	1,099,478
Square Enix Holdings Co. Ltd.	1,900	93,831
Toei Animation Co. Ltd.(b)	200	23,683
Toho Co. Ltd.	3,200	131,942
		1,916,291
Food & Staples Retailing — 2.5%
Aeon Co. Ltd.	17,600	472,467
Ain Holdings Inc.	800	49,848
Cosmos Pharmaceutical Corp.	400	58,772
Create SD Holdings Co. Ltd.	800	23,722
Kobe Bussan Co. Ltd.	3,200	100,821
Kusuri no Aoki Holdings Co. Ltd.	500	36,363
Lawson Inc.	1,600	74,107
Matsumotokiyoshi Holdings Co. Ltd.	2,400	106,246
Seven & i Holdings Co. Ltd.	17,600	843,054
Sugi Holdings Co. Ltd.	800	58,367
Sundrug Co. Ltd.	1,600	50,857
Tsuruha Holdings Inc.	1,000	116,385
Welcia Holdings Co. Ltd.	2,400	78,477
Yaoko Co. Ltd.	800	45,918
		2,115,404
Food Products — 1.8%
Ajinomoto Co. Inc.	11,200	290,972
Ariake Japan Co. Ltd.	800	49,570
Calbee Inc.	2,400	55,391
Kagome Co. Ltd.	1,600	42,254
Kewpie Corp.	2,400	53,864
Kikkoman Corp.	3,200	211,035
Kotobuki Spirits Co. Ltd.	800	51,816
Maruha Nichiro Corp.	800	17,035
MEIJI Holdings Co. Ltd.	3,200	191,760
Morinaga & Co. Ltd./Japan	900	28,783
Morinaga Milk Industry Co. Ltd.	800	41,695
NH Foods Ltd.	1,600	62,196
Nichirei Corp.	2,400	63,104
Nippon Suisan Kaisha Ltd.	5,600	26,705
Nissin Foods Holdings Co. Ltd.	1,600	115,211
Toyo Suisan Kaisha Ltd.	2,400	92,502
Yakult Honsha Co. Ltd.	3,200	181,191
		1,575,084
Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	8,800	164,198
Tokyo Gas Co. Ltd.	8,800	165,983
		330,181
Health Care Equipment & Supplies — 3.4%
Asahi Intecc Co. Ltd.	4,800	114,761
Hoya Corp.	9,200	1,216,887
Japan Lifeline Co. Ltd.	1,600	19,457
Nihon Kohden Corp.	1,600	45,661
Olympus Corp.	25,600	509,207
Sysmex Corp.	3,600	427,085
Terumo Corp.	14,400	583,236
		2,916,294
Health Care Providers & Services — 0.2%
Alfresa Holdings Corp.	4,800	71,692
Medipal Holdings Corp.	4,800	91,769

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Ship Healthcare Holdings Inc.	1,600	$37,385
		200,846
Health Care Technology — 0.7%
M3 Inc.	8,000	582,866

Hotels, Restaurants & Leisure — 1.2%
Food & Life Companies Ltd.	2,400	103,467
HIS Co. Ltd.(a)	800	17,305
KOMEDA Holdings Co. Ltd.	800	14,899
McDonald’s Holdings Co. Japan Ltd.(b)	1,800	79,320
Oriental Land Co. Ltd.	4,800	683,835
Skylark Holdings Co. Ltd.(a)(b)	5,600	77,761
Zensho Holdings Co. Ltd.	2,400	61,635
		1,038,222
Household Durables — 3.7%
Casio Computer Co. Ltd.	4,000	67,118
Haseko Corp.	5,600	76,771
Iida Group Holdings Co. Ltd.	4,000	102,888
Nikon Corp.	7,200	76,806
Open House Co. Ltd.	1,600	75,184
Panasonic Corp.	49,600	571,120
Rinnai Corp.	800	76,146
Sekisui Chemical Co. Ltd.	10,400	178,069
Sekisui House Ltd.	16,000	328,556
Sharp Corp.	5,600	92,387
Sony Group Corp.	15,200	1,473,902
Sumitomo Forestry Co. Ltd.	3,200	58,578
		3,177,525
Household Products — 0.7%
Lion Corp.	5,600	94,924
Pigeon Corp.	3,200	90,253
Unicharm Corp.	9,600	386,690
		571,867
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	4,000	57,228

Industrial Conglomerates — 1.6%
Hitachi Ltd.	22,400	1,283,681
Keihan Holdings Co. Ltd.	2,400	72,572
TOKAI Holdings Corp.	2,400	19,539
		1,375,792
Insurance — 2.3%
Dai-ichi Life Holdings Inc.	24,000	441,581
MS&AD Insurance Group Holdings Inc.	11,200	323,817
Sompo Holdings Inc.	8,000	296,306
T&D Holdings Inc.	14,400	186,867
Tokio Marine Holdings Inc.	15,200	700,115
		1,948,686
Interactive Media & Services — 0.5%
Dip Corp.	800	24,663
Kakaku.com Inc.	3,200	96,269
Mixi Inc.	900	23,754
Z Holdings Corp.	62,400	312,278
		456,964
Internet & Direct Marketing Retail — 0.4%
Rakuten Group Inc.	20,800	234,856
ZOZO Inc.	2,400	81,374
		316,230
Security	Shares	Value

IT Services — 2.8%
Digital Garage Inc.	800	$35,940
Fujitsu Ltd.	4,100	767,105
GMO Payment Gateway Inc.	800	103,899
Itochu Techno-Solutions Corp.	2,400	74,246
NEC Corp.	5,600	288,144
Nihon Unisys Ltd.	1,600	48,148
Nomura Research Institute Ltd.	8,064	266,327
NS Solutions Corp.	800	25,745
NTT Data Corp.	12,800	199,818
Obic Co. Ltd.	1,600	297,567
Otsuka Corp.	2,400	125,809
SCSK Corp.	800	47,667
TIS Inc.	4,800	122,502
		2,402,917
Leisure Products — 1.0%
Bandai Namco Holdings Inc.	4,000	276,837
Shimano Inc.	1,600	380,678
Yamaha Corp.	3,200	173,720
		831,235
Machinery — 6.1%
Amada Co. Ltd.	6,400	64,915
Daifuku Co. Ltd.	2,400	217,747
DMG Mori Co. Ltd.	3,200	57,545
Fanuc Corp.	4,000	959,191
Fuji Corp./Aichi	1,600	36,650
Hino Motors Ltd.	5,600	49,533
Hitachi Construction Machinery Co. Ltd.	2,400	73,502
Hoshizaki Corp.	1,600	135,924
IHI Corp.(a)	3,200	76,445
Japan Steel Works Ltd. (The)	1,600	41,079
Komatsu Ltd.	20,800	515,290
Kubota Corp.	24,800	501,697
Makita Corp.	6,400	301,357
MinebeaMitsumi Inc.	8,000	211,371
Misumi Group Inc.	5,600	189,514
Mitsubishi Heavy Industries Ltd.	7,200	212,560
Miura Co. Ltd.	2,400	104,215
Nabtesco Corp.	2,400	90,545
NGK Insulators Ltd.	4,800	80,783
NSK Ltd.	9,600	81,201
OSG Corp.	2,400	41,658
SMC Corp.	1,400	828,232
Sumitomo Heavy Industries Ltd.	2,400	66,365
Takeuchi Manufacturing Co. Ltd.	800	19,930
THK Co. Ltd.	3,200	95,497
Yaskawa Electric Corp.	4,800	234,409
		5,287,155
Media — 0.3%
Dentsu Group Inc.	4,800	172,213
Hakuhodo DY Holdings Inc.	6,400	99,678
		271,891
Metals & Mining — 0.9%
Asahi Holdings Inc.	1,600	32,557
JFE Holdings Inc.	13,625	159,847
Nippon Steel Corp.	21,604	365,285
Sumitomo Metal Mining Co. Ltd.	5,600	217,788
		775,477
Multiline Retail — 0.6%
Izumi Co. Ltd.	800	30,092

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
J Front Retailing Co. Ltd.	5,600	$49,812
Marui Group Co. Ltd.	4,000	75,470
Pan Pacific International Holdings Corp.	9,600	199,632
Ryohin Keikaku Co. Ltd.	5,600	117,477
Seria Co. Ltd.	800	29,501
		501,984
Oil, Gas & Consumable Fuels — 0.8%
Cosmo Energy Holdings Co. Ltd.	1,600	36,729
ENEOS Holdings Inc.	69,600	291,680
Idemitsu Kosan Co. Ltd.	4,800	115,971
Inpex Corp.	23,200	173,638
Iwatani Corp.	900	53,927
		671,945
Paper & Forest Products — 0.1%
Oji Holdings Corp.	20,800	119,532

Personal Products — 2.0%
Fancl Corp.	1,600	51,926
Kao Corp.	11,200	690,593
Kobayashi Pharmaceutical Co. Ltd.	1,300	111,156
Kose Corp.	800	125,678
Pola Orbis Holdings Inc.	1,600	42,188
Rohto Pharmaceutical Co. Ltd.	2,400	64,508
Shiseido Co. Ltd.	9,100	671,205
		1,757,254
Pharmaceuticals — 6.0%
Astellas Pharma Inc.	40,040	697,763
Chugai Pharmaceutical Co. Ltd.	14,400	570,767
Daiichi Sankyo Co. Ltd.	34,809	750,938
Eisai Co. Ltd.	5,200	511,042
Hisamitsu Pharmaceutical Co. Inc.	1,200	59,249
Kaken Pharmaceutical Co. Ltd.	800	34,328
Kyowa Kirin Co. Ltd.	4,800	170,714
Nippon Shinyaku Co. Ltd.	1,600	127,292
Ono Pharmaceutical Co. Ltd.	10,400	231,922
Otsuka Holdings Co. Ltd.	9,600	398,611
Santen Pharmaceutical Co. Ltd.	8,000	110,413
Sawai Group Holdings Co. Ltd.	800	35,693
Shionogi & Co. Ltd.	5,600	291,850
Sumitomo Dainippon Pharma Co. Ltd.	3,200	67,117
Takeda Pharmaceutical Co. Ltd.	32,800	1,100,786
		5,158,485
Professional Services — 2.5%
BayCurrent Consulting Inc.	300	107,787
Benefit One Inc.	1,600	50,374
en-japan Inc.	800	28,405
IR Japan Holdings Ltd.	200	25,145
Meitec Corp.	800	43,313
Nihon M&A Center Inc.	7,200	186,483
Outsourcing Inc.	2,400	43,575
Persol Holdings Co. Ltd.	4,800	94,783
Recruit Holdings Co. Ltd.	29,600	1,451,547
SMS Co. Ltd.	1,600	47,812
TechnoPro Holdings Inc.	2,400	56,750
UT Group Co. Ltd.	800	23,345
		2,159,319
Real Estate Management & Development — 2.7%
Aeon Mall Co. Ltd.	2,400	36,993
Daito Trust Construction Co. Ltd.	1,600	174,564
Security	Shares	Value

Real Estate Management & Development (continued)
Daiwa House Industry Co. Ltd.	13,600	$408,932
Hulic Co. Ltd.	9,600	107,845
Ichigo Inc.	4,800	15,190
Mitsubishi Estate Co. Ltd.	30,400	491,372
Mitsui Fudosan Co. Ltd.	20,800	480,972
Nomura Real Estate Holdings Inc.	2,400	60,789
Relo Group Inc.	2,400	54,822
Starts Corp. Inc.	800	20,448
Sumitomo Realty & Development Co. Ltd.	10,400	371,954
Tokyo Tatemono Co. Ltd.	4,800	68,508
Tokyu Fudosan Holdings Corp.	12,800	76,972
		2,369,361
Road & Rail — 3.5%
Central Japan Railway Co.	4,000	607,802
East Japan Railway Co.	8,000	570,512
Hankyu Hanshin Holdings Inc.	5,600	172,860
Hitachi Transport System Ltd.	800	33,243
Keio Corp.	2,400	141,278
Keisei Electric Railway Co. Ltd.	3,200	102,299
Kintetsu Group Holdings Co. Ltd.(a)	4,800	168,716
Kyushu Railway Co.	3,200	72,210
Nagoya Railroad Co. Ltd.(a)	4,800	89,347
Nankai Electric Railway Co. Ltd.	2,400	51,331
Nippon Express Co. Ltd.	1,600	122,007
Odakyu Electric Railway Co. Ltd.	8,000	202,350
Sankyu Inc.	1,600	69,529
Seibu Holdings Inc.(a)	5,600	65,678
Sotetsu Holdings Inc.	2,400	47,377
Tobu Railway Co. Ltd.	4,800	124,244
Tokyu Corp.	12,000	163,321
West Japan Railway Co.	4,000	228,580
		3,032,684
Semiconductors & Semiconductor Equipment — 3.0%
Advantest Corp.	3,400	305,275
Disco Corp.	600	182,429
Lasertec Corp.	2,100	406,193
Renesas Electronics Corp.(a)	24,000	259,016
SCREEN Holdings Co. Ltd.	800	78,622
SUMCO Corp.	5,600	137,178
Tokyo Electron Ltd.	2,700	1,167,437
Tokyo Seimitsu Co. Ltd.	800	36,116
Ulvac Inc.	800	40,510
		2,612,776
Software — 0.3%
Justsystems Corp.	800	47,041
Oracle Corp. Japan	800	61,127
Systena Corp.	1,600	30,602
Trend Micro Inc.	2,400	125,672
		264,442
Specialty Retail — 1.3%
ABC-Mart Inc.	800	46,012
Bic Camera Inc.	2,400	24,168
Fast Retailing Co. Ltd.	600	451,013
Hikari Tsushin Inc.	500	87,873
K’s Holdings Corp.	4,000	45,969
Nitori Holdings Co. Ltd.	1,800	317,875
Nojima Corp.	800	19,765
USS Co. Ltd.	4,800	83,906

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Workman Co. Ltd.	800	$55,999
		1,132,580
Technology Hardware, Storage & Peripherals — 0.9%
Brother Industries Ltd.	5,600	111,851
Canon Inc.	23,250	525,495
Elecom Co. Ltd.	800	14,963
MCJ Co. Ltd.	1,600	17,857
Seiko Epson Corp.	5,600	98,437
Toshiba TEC Corp.	800	32,896
		801,499
Textiles, Apparel & Luxury Goods — 0.1%
Goldwin Inc.	800	46,983

Tobacco — 0.5%
Japan Tobacco Inc.	24,800	468,678

Trading Companies & Distributors — 4.4%
Itochu Corp.	32,000	923,350
Kanamoto Co. Ltd.	800	18,478
Kanematsu Corp.	1,600	21,308
Marubeni Corp.	44,800	390,138
Mitsubishi Corp.	28,000	764,855
Mitsui & Co. Ltd.	36,700	826,693
MonotaRO Co. Ltd.	6,400	150,813
Sojitz Corp.	25,600	77,437
Sumitomo Corp.	28,800	386,163
Toyota Tsusho Corp.	4,800	227,826
		3,787,061
Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.(a)	1,600	71,877
Security	Shares	Value

Wireless Telecommunication Services — 2.9%
KDDI Corp.	36,800	$1,146,529
SoftBank Group Corp.	19,200	1,339,043
		2,485,572
Total Common Stocks — 99.5%
(Cost: $70,926,630)		85,857,257

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	189,239	189,352
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	40,000	40,000
		229,352
Total Short-Term Investments — 0.3%
(Cost: $229,339)		229,352

Total Investments in Securities — 99.8%
(Cost: $71,155,969)		86,086,609

Other Assets, Less Liabilities — 0.2%		205,903

Net Assets — 100.0%		$86,292,512

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$149,088	$40,264	(a)	$—	$(11)	$11	$189,352	189,239	$467	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	10,000	(a)	—	—	—	40,000	40,000	1		—
					$(11)	$11	$229,352		$468		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	23	09/09/21	$402	$(2,944)

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
June 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$85,857,257	$—	$85,857,257
Money Market Funds	229,352	—	—	229,352
	$229,352	$85,857,257	$—	$86,086,609
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,944)	$—	$—	$(2,944)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.